Note 22 - Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets (Details) (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	10,792,999	10,623,810
Common stock, shares outstanding (in shares)	10,792,999	10,623,810
Net unrealized losses on available-for-sale securities, income taxes	$ 245	$ 2,726
Parent Company [Member]
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	10,792,999	10,623,810
Common stock, shares outstanding (in shares)	10,792,999	10,623,810
Net unrealized losses on available-for-sale securities, income taxes	$ 245	$ 2,726